UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2024

Date of reporting period:	4/30/2024

Item 1 – Reports to Stockholders

PGIM JENNISON GLOBAL EQUITY INCOME FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Global Equity Income Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Equity Income Fund

June 14, 2024

PGIM Jennison Global Equity Income Fund  3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/24 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)

Class A	14.92	0.64	5.33	5.67

Class C	14.25	4.60	5.69	5.46

Class R	14.66	6.21	6.20	5.96

Class Z	15.00	6.79	6.83	6.55

Class R6	15.10	6.88	6.91	6.65

MSCI All Country World ND Index

	19.77	17.46	9.44	8.19

*Not annualized

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definition

MSCI All Country World ND Index—The Morgan Stanley Capital International All Country World Index (MSCI ACWI Index) is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The ND version of the MSCI ACWI Index reflects the impact of the maximum withholding taxes on reinvested dividends. The MSCI ACWI ND Index is unmanaged and the total return includes the reinvestment of all dividends.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Global Equity Income Fund  5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/24

Ten Largest Holdings	Line of Business	Country	% of Net Assets

AXA SA	Insurance	France	5.3%

AbbVie, Inc.	Biotechnology	United States	5.2%

JPMorgan Chase & Co.	Banks	United States	4.6%

Zurich Insurance Group AG	Insurance	Switzerland	4.4%

MetLife, Inc.	Insurance	United States	4.1%

Iberdrola SA	Electric Utilities	Spain	3.5%

National Grid plc	Multi-Utilities	United Kingdom	3.3%

Shell plc, ADR	Oil, Gas & Consumable Fuels	United States	3.1%

Prologis, Inc., REIT	Industrial REITs	United States	3.0%

Linde plc	Chemicals	United States	2.9%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Global Equity Income Fund  7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Equity Income Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,149.20	1.17%	$ 6.25

	Hypothetical	$1,000.00	$1,019.05	1.17%	$ 5.87

Class C	Actual	$1,000.00	$1,142.50	2.14%	$11.40

	Hypothetical	$1,000.00	$1,014.22	2.14%	$10.72

Class R	Actual	$1,000.00	$1,146.60	1.51%	$ 8.06

	Hypothetical	$1,000.00	$1,017.35	1.51%	$ 7.57

Class Z	Actual	$1,000.00	$1,150.00	0.90%	$ 4.81

	Hypothetical	$1,000.00	$1,020.39	0.90%	$ 4.52

Class R6	Actual	$1,000.00	$1,151.00	0.80%	$ 4.28

	Hypothetical	$1,000.00	$1,020.89	0.80%	$ 4.02

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS

Australia 0.9%

Transurban Group, UTS	799,847	$6,421,540

Canada 7.1%

BCE, Inc.	313,523	10,300,836
Canadian National Railway Co.	76,954	9,345,294
Enbridge, Inc.	577,420	20,531,514
Pembina Pipeline Corp.	301,794	10,619,185

		50,796,829

France 10.7%

AXA SA	1,083,331	37,430,805
Cie Generale des Etablissements Michelin SCA	498,113	19,136,829
Orange SA	821,315	9,141,469
Vinci SA	88,117	10,325,202

		76,034,305

Italy 2.0%

Enel SpA	2,166,677	14,240,352

Netherlands 1.0%

Akzo Nobel NV	105,882	6,986,299

South Korea 1.2%

Samsung Electronics Co. Ltd.	154,976	8,614,595

Spain 3.5%

Iberdrola SA	2,023,189	24,807,486

Switzerland 4.4%

Zurich Insurance Group AG	64,243	31,096,591

United Kingdom 7.4%

AstraZeneca PLC, ADR	257,386	19,530,450
National Grid PLC	1,768,012	23,191,300
Unilever PLC	195,358	10,106,027

		52,827,777

United States 60.7%

AbbVie, Inc.	227,211	36,953,597

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund  9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Alexandria Real Estate Equities, Inc., REIT	57,520	$6,664,842
Amgen, Inc.	32,580	8,924,965
Apple, Inc.	80,199	13,660,296
Broadcom, Inc.	11,395	14,816,577
Caterpillar, Inc.	47,892	16,023,226
Corning, Inc.	250,758	8,370,302
Darden Restaurants, Inc.	45,884	7,039,064
Dow, Inc.	142,646	8,116,557
Gaming & Leisure Properties, Inc., REIT	355,336	15,183,507
Gateway Energy & Resource Holdings LLC Private Placement, 144A (original cost $2,000,000; purchased 12/14/07)*^(f)	100,000	115,900
International Business Machines Corp.	44,608	7,413,850
JPMorgan Chase & Co.	169,933	32,582,953
Lam Research Corp.	18,528	16,571,628
Linde PLC	46,732	20,606,943
McDonald’s Corp.	26,398	7,207,710
MetLife, Inc.	410,526	29,180,188
Microsoft Corp.	31,833	12,393,542
NextEra Energy, Inc.	78,340	5,246,430
PepsiCo, Inc.	59,378	10,445,184
PNC Financial Services Group, Inc. (The)	71,884	11,016,942
Procter & Gamble Co. (The)	80,295	13,104,144
Prologis, Inc., REIT	206,730	21,096,797
Republic Services, Inc.	60,994	11,692,550
Sanofi SA	164,237	16,225,468
Schneider Electric SE	22,986	5,241,114
Shell PLC, ADR	302,363	21,667,333
Texas Instruments, Inc.	77,214	13,622,094
Union Pacific Corp.	47,237	11,202,727
United Parcel Service, Inc. (Class B Stock)	34,924	5,150,592
Walmart, Inc.	213,402	12,665,409
Williams Cos., Inc. (The)	287,676	11,035,251

		431,237,682

TOTAL LONG-TERM INVESTMENTS (cost $547,377,724)		703,063,456

See Notes to Financial Statements.

10

Description	Shares	Value

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $2,644,577)(wb)	2,644,577	$2,644,577

TOTAL INVESTMENTS 99.3% (cost $550,022,301)		705,708,033
Other assets in excess of liabilities 0.7%		4,963,773

NET ASSETS 100.0%		$710,671,806

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $115,900 and 0.0% of net assets.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,000,000. The aggregate value of $115,900 is 0.0% of net assets.

(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$6,421,540	$—
Canada	50,796,829	—	—
France	—	76,034,305	—
Italy	—	14,240,352	—

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund  11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Netherlands	$—	$6,986,299	$—
South Korea	—	8,614,595	—
Spain	—	24,807,486	—
Switzerland	—	31,096,591	—
United Kingdom	19,530,450	33,297,327	—
United States	409,655,200	21,466,582	115,900
Short-Term Investment
Affiliated Mutual Fund	2,644,577	—	—

Total	$482,627,056	$222,965,077	$115,900

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2024 were as follows:

Insurance	13.8%
Oil, Gas & Consumable Fuels	9.1
Biotechnology	6.5
Semiconductors & Semiconductor Equipment	6.3
Electric Utilities	6.2
Banks	6.2
Pharmaceuticals	5.0
Chemicals	5.0
Multi-Utilities	3.3
Technology Hardware, Storage & Peripherals	3.1
Industrial REITs	3.0
Ground Transportation	2.9
Diversified Telecommunication Services	2.7
Automobile Components	2.7
Machinery	2.3
Specialized REITs	2.1
Hotels, Restaurants & Leisure	2.0
Household Products	1.8
Consumer Staples Distribution & Retail	1.8
Software	1.7

Commercial Services & Supplies	1.7%
Beverages	1.5
Construction & Engineering	1.4
Personal Care Products	1.4
Electronic Equipment, Instruments & Components	1.2
IT Services	1.0
Office REITs	0.9
Transportation Infrastructure	0.9
Electrical Equipment	0.7
Air Freight & Logistics	0.7
Affiliated Mutual Fund	0.4
Energy Equipment & Services	0.0 *

99.3
Other assets in excess of liabilities	0.7

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets

Investments at value:
Unaffiliated investments (cost $547,377,724)	$703,063,456
Affiliated investments (cost $2,644,577)	2,644,577
Foreign currency, at value (cost $39,003)	33,231
Tax reclaim receivable	3,365,496
Dividends receivable	3,219,303
Receivable for Fund shares sold	611,190
Prepaid expenses	1,529

Total Assets	712,938,782

Liabilities

Payable for Fund shares purchased	1,451,202
Management fee payable	437,826
Transfer agent’s fees and expenses payable	140,601
Distribution fee payable	128,836
Accrued expenses and other liabilities	62,601
Affiliated transfer agent fee payable	42,909
Directors’ fees payable	3,001

Total Liabilities	2,266,976

Net Assets	$710,671,806

Net assets were comprised of:
Common stock, at par	$55,117
Paid-in capital in excess of par	540,310,113
Total distributable earnings (loss)	170,306,576

Net assets, April 30, 2024	$710,671,806

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund  13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Class A

Net asset value and redemption price per share, ($526,694,392 ÷ 40,686,467 shares of common stock issued and outstanding)	$12.95
Maximum sales charge (5.50% of offering price)	0.75

Maximum offering price to public	$13.70

Class C

Net asset value, offering price and redemption price per share, ($14,488,604 ÷ 1,325,544 shares of common stock issued and outstanding)	$10.93

Class R

Net asset value, offering price and redemption price per share, ($16,501,280 ÷ 1,274,574 shares of common stock issued and outstanding)	$12.95

Class Z

Net asset value, offering price and redemption price per share, ($138,973,943 ÷ 10,749,506 shares of common stock issued and outstanding)	$12.93

Class R6

Net asset value, offering price and redemption price per share, ($14,013,587 ÷ 1,080,521 shares of common stock issued and outstanding)	$12.97

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$15,002,639
Other income	753,722
Income from securities lending, net (including affiliated income of $13,458)	90,937
Affiliated dividend income	54,198

Total income	15,901,496

Expenses
Management fee	2,695,467
Distribution fee(a)	949,742
Transfer agent’s fees and expenses (including affiliated expense of $119,398)(a)	478,235
Custodian and accounting fees	43,728
Shareholders’ reports	34,423
Registration fees(a)	32,582
Professional fees	24,077
Audit fee	14,221
Directors’ fees	11,773
Miscellaneous	25,170

Total expenses	4,309,418
Less: Fee waiver and/or expense reimbursement(a)	(4,074)
Distribution fee waiver(a)	(154,699)

Net expenses	4,150,645

Net investment income (loss)	11,750,851

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,175))	11,119,439
Foreign currency transactions	94,310

11,213,749

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(571))	77,777,146
Foreign currencies	(46,717)

77,730,429

Net gain (loss) on investment and foreign currency transactions	88,944,178

Net Increase (Decrease) In Net Assets Resulting From Operations	$100,695,029

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	803,913	83,687	62,142	—	—
Transfer agent’s fees and expenses	365,368	23,152	15,743	73,374	598
Registration fees	9,438	6,772	2,755	8,499	5,118
Fee waiver and/or expense reimbursement	—	—	—	—	(4,074)
Distribution fee waiver	(133,985)	—	(20,714)	—	—

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund  15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$11,750,851	$20,292,400
Net realized gain (loss) on investment and foreign currency transactions	11,213,749	46,162,306
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	77,730,429	(42,713,009)

Net increase (decrease) in net assets resulting from operations	100,695,029	23,741,697

Dividends and Distributions
Distributions from distributable earnings
Class A	(38,657,351)	(49,394,086)
Class C	(1,406,179)	(2,867,480)
Class R	(1,156,473)	(1,512,939)
Class Z	(10,680,756)	(14,734,706)
Class R6	(1,192,355)	(1,387,168)

	(53,093,114)	(69,896,379)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	11,572,366	29,248,811
Net asset value of shares issued in reinvestment of dividends and distributions	48,601,639	63,696,433
Cost of shares purchased	(85,230,798)	(148,286,792)

Net increase (decrease) in net assets from Fund share transactions	(25,056,793)	(55,341,548)

Total increase (decrease)	22,545,122	(101,496,230)

Net Assets:

Beginning of period	688,126,684	789,622,914

End of period	$710,671,806	$688,126,684

See Notes to Financial Statements.

16

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.12		$12.96		$15.39	$12.40	$14.45	$16.18
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.33		0.25	0.25	0.26	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.57		(0.01	)(b)	(1.88)	3.90	(0.70)	0.62
Total from investment operations	1.78		0.32		(1.63)	4.15	(0.44)	0.91
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.34)		(0.23)	(0.25)	(0.29)	(0.29)
Distributions from net realized gains	(0.82)		(0.82)		(0.57)	(0.91)	(1.32)	(2.35)
Total dividends and distributions	(0.95)		(1.16)		(0.80)	(1.16)	(1.61)	(2.64)
Net asset value, end of period	$12.95		$12.12		$12.96	$15.39	$12.40	$14.45
Total Return(c):	14.92%		2.22%		(11.04)%	34.94%	(3.76)%	9.02%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$527		$501		$558	$690	$518	$603
Average net assets (in millions)	$539		$562		$633	$653	$544	$570
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.17%	(e)	1.17%		1.15%	1.14%	1.15%	1.16%
Expenses before waivers and/or expense reimbursement	1.22%	(e)	1.22%		1.20%	1.19%	1.20%	1.21%
Net investment income (loss)	3.20%	(e)	2.55%		1.72%	1.72%	1.98%	2.02%
Portfolio turnover rate(f)	4%		11%		19%	12%	97%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund  17

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.38		$11.26	$13.48	$10.99	$12.99	$14.84
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.19	0.11	0.13	0.16	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.34		- (b)	(1.62)	3.44	(0.62)	0.52
Total from investment operations	1.46		0.19	(1.51)	3.57	(0.46)	0.70
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.25)	(0.14)	(0.17)	(0.22)	(0.20)
Distributions from net realized gains	(0.82)		(0.82)	(0.57)	(0.91)	(1.32)	(2.35)
Total dividends and distributions	(0.91)		(1.07)	(0.71)	(1.08)	(1.54)	(2.55)
Net asset value, end of period	$10.93		$10.38	$11.26	$13.48	$10.99	$12.99
Total Return(c):	14.25%		1.38%	(11.71)%	33.98%	(4.46)%	8.27%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14		$18	$36	$71	$151	$295
Average net assets (in millions)	$17		$27	$53	$105	$221	$399
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.14%	(e)	2.04%	1.94%	1.88%	1.87%	1.85%
Expenses before waivers and/or expense reimbursement	2.14%	(e)	2.04%	1.94%	1.88%	1.87%	1.85%
Net investment income (loss)	2.14%	(e)	1.69%	0.92%	1.02%	1.37%	1.38%
Portfolio turnover rate(f)	4%		11%	19%	12%	97%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class R Shares
	Six Months Ended April 30, 2024		Year Ended October 31,

			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.13		$12.96	$15.39	$12.40	$14.45	$16.18
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.29	0.20	0.21	0.22	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.56		- (b)	(1.87)	3.90	(0.70)	0.62
Total from investment operations	1.75		0.29	(1.67)	4.11	(0.48)	0.87
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.30)	(0.19)	(0.21)	(0.25)	(0.25)
Distributions from net realized gains	(0.82)		(0.82)	(0.57)	(0.91)	(1.32)	(2.35)
Total dividends and distributions	(0.93)		(1.12)	(0.76)	(1.12)	(1.57)	(2.60)
Net asset value, end of period	$12.95		$12.13	$12.96	$15.39	$12.40	$14.45
Total Return(c):	14.66%		1.99%	(11.32)%	34.53%	(4.07)%	8.69%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$17		$15	$18	$23	$20	$26
Average net assets (in millions)	$17		$17	$21	$23	$23	$27
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.51%	(e)	1.47%	1.46%	1.45%	1.49%	1.44%
Expenses before waivers and/or expense reimbursement	1.76%	(e)	1.72%	1.71%	1.70%	1.74%	1.69%
Net investment income (loss)	2.88%	(e)	2.26%	1.42%	1.42%	1.69%	1.76%
Portfolio turnover rate(f)	4%		11%	19%	12%	97%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund  19

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2024		Year Ended October 31,

			2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.11		$12.95		$15.37	$12.39	$14.44	$16.18
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.37		0.29	0.29	0.30	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.57		(0.01	)(b)	(1.87)	3.89	(0.70)	0.61
Total from investment operations	1.79		0.36		(1.58)	4.18	(0.40)	0.94
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.38)		(0.27)	(0.29)	(0.33)	(0.33)
Distributions from net realized gains	(0.82)		(0.82)		(0.57)	(0.91)	(1.32)	(2.35)
Total dividends and distributions	(0.97)		(1.20)		(0.84)	(1.20)	(1.65)	(2.68)
Net asset value, end of period	$12.93		$12.11		$12.95	$15.37	$12.39	$14.44
Total Return(c):	15.00%		2.52%		(10.73)%	35.26%	(3.49)%	9.28%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$139		$138		$165	$214	$197	$328
Average net assets (in millions)	$144		$159		$194	$215	$249	$375
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.90%	(e)	0.89%		0.87%	0.87%	0.88%	0.87%
Expenses before waivers and/or expense reimbursement	0.90%	(e)	0.89%		0.87%	0.87%	0.88%	0.87%
Net investment income (loss)	3.46%	(e)	2.83%		2.01%	2.00%	2.31%	2.33%
Portfolio turnover rate(f)	4%		11%		19%	12%	97%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R6 Shares
	Six Months Ended April 30, 2024		Year Ended October 31,

			2023		2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.14		$12.98		$15.41	$12.42	$14.47	$16.20
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.40		0.29	0.28	0.29	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.59		(0.03	)(b)	(1.86)	3.92	(0.68)	0.62
Total from investment operations	1.81		0.37		(1.57)	4.20	(0.39)	0.96
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.39)		(0.29)	(0.30)	(0.34)	(0.34)
Distributions from net realized gains	(0.82)		(0.82)		(0.57)	(0.91)	(1.32)	(2.35)
Total dividends and distributions	(0.98)		(1.21)		(0.86)	(1.21)	(1.66)	(2.69)
Net asset value, end of period	$12.97		$12.14		$12.98	$15.41	$12.42	$14.47
Total Return(c):	15.10%		2.60%		(10.70)%	35.33%	(3.39)%	9.41%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14		$16		$13	$13	$4	$3
Average net assets (in millions)	$16		$18		$13	$9	$3	$4
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.80%	(e)	0.80%		0.80%	0.80%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	0.85%	(e)	0.85%		0.86%	0.93%	1.23%	0.96%
Net investment income (loss)	3.50%	(e)	3.06%		2.07%	1.90%	2.26%	2.39%
Portfolio turnover rate(f)	4%		11%		19%	12%	97%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund  21

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 10 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Global Equity Income Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

22

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Global Equity Income Fund  23

Notes to Financial Statements (unaudited) (continued)

comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

24

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or

PGIM Jennison Global Equity Income Fund  25

Notes to Financial Statements (unaudited) (continued)

loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

26

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.745% of average daily net assets up to $500 million;	0.74%
0.73% of average daily net assets over $500 million to $1 billion;
0.625% of average daily net assets over $1 billion to $2.5 billion;
0.600% of average daily net assets over $2.5 billion to $7.5 billion;
0.580% of average daily net assets over $7.5 billion to $10 billion;
0.560% of average daily net assets over $10 billion

The Manager has contractually agreed, through February 28, 2025, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	—
R6	0.80

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for

PGIM Jennison Global Equity Income Fund  27

Notes to Financial Statements (unaudited) (continued)

distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2025 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$49,333	$ 10
C	—	860

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended April 30, 2024, brokerage commission recaptured under these agreements was $2,090.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and

28

shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$28,905,518	$99,964,352

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$ —	$ 40,894,090	$ 38,249,513	$ —	$ —	$2,644,577	2,644,577	$54,198

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(wb)
8,927,387	67,496,315	76,417,956	(571)	(5,175)	—	—	13,458(2)
$8,927,387	$108,390,405	$114,667,469	$(571)	$(5,175)	$2,644,577		$67,656

(1)	The Fund did not have any capital gain distributions during the reporting period.

PGIM Jennison Global Equity Income Fund  29

Notes to Financial Statements (unaudited) (continued)

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$551,694,389	$182,920,558	$(28,906,914)	$154,013,644

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

30

The RIC is authorized to issue 5,500,000,000 shares of capital stock, $0.001 par value per share, 2,770,000,000 of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class	Number of Shares
A	400,000,000
B	20,000,000
C	300,000,000
R	75,000,000
Z	1,250,000,000
T	650,000,000
R6	75,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	23,348	0.1%
Z	5,872	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	8	61.9

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2024:
Shares sold	462,793	$5,978,705
Shares issued in reinvestment of dividends and distributions	2,839,046	35,969,248
Shares purchased	(4,109,177)	(53,233,210)
Net increase (decrease) in shares outstanding before conversion	(807,338)	(11,285,257)
Shares issued upon conversion from other share class(es)	292,775	3,781,901
Shares purchased upon conversion into other share class(es)	(106,423)	(1,375,912)
Net increase (decrease) in shares outstanding	(620,986)	$(8,879,268)

PGIM Jennison Global Equity Income Fund  31

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	741,569	$9,596,929
Shares issued in reinvestment of dividends and distributions	3,597,706	45,783,278
Shares purchased	(6,968,717)	(90,802,596)
Net increase (decrease) in shares outstanding before conversion	(2,629,442)	(35,422,389)
Shares issued upon conversion from other share class(es)	1,272,438	16,744,923
Shares purchased upon conversion into other share class(es)	(377,479)	(4,937,200)
Net increase (decrease) in shares outstanding	(1,734,483)	$(23,614,666)

Class C
Six months ended April 30, 2024:
Shares sold	24,710	$269,736
Shares issued in reinvestment of dividends and distributions	124,027	1,329,561
Shares purchased	(218,519)	(2,400,803)
Net increase (decrease) in shares outstanding before conversion	(69,782)	(801,506)
Shares purchased upon conversion into other share class(es)	(308,109)	(3,377,361)
Net increase (decrease) in shares outstanding	(377,891)	$(4,178,867)

Year ended October 31, 2023:
Shares sold	104,059	$1,181,664
Shares issued in reinvestment of dividends and distributions	253,019	2,763,828
Shares purchased	(482,895)	(5,437,807)
Net increase (decrease) in shares outstanding before conversion	(125,817)	(1,492,315)
Shares purchased upon conversion into other share class(es)	(1,332,603)	(15,093,200)
Net increase (decrease) in shares outstanding	(1,458,420)	$(16,585,515)

Class R
Six months ended April 30, 2024:
Shares sold	17,924	$233,311
Shares issued in reinvestment of dividends and distributions	91,227	1,156,473
Shares purchased	(92,586)	(1,203,088)
Net increase (decrease) in shares outstanding	16,565	$186,696

Year ended October 31, 2023:
Shares sold	47,833	$620,493
Shares issued in reinvestment of dividends and distributions	118,837	1,512,939
Shares purchased	(293,692)	(3,835,182)
Net increase (decrease) in shares outstanding	(127,022)	$(1,701,750)

32

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2024:
Shares sold	296,931	$3,830,768
Shares issued in reinvestment of dividends and distributions	709,085	8,970,769
Shares purchased	(1,731,261)	(22,347,185)
Net increase (decrease) in shares outstanding before conversion	(725,245)	(9,545,648)
Shares issued upon conversion from other share class(es)	106,310	1,374,488
Shares purchased upon conversion into other share class(es)	(38,901)	(504,141)
Net increase (decrease) in shares outstanding	(657,836)	$(8,675,301)

Year ended October 31, 2023:
Shares sold	532,345	$6,876,146
Shares issued in reinvestment of dividends and distributions	964,696	12,256,013
Shares purchased	(3,019,804)	(39,238,502)
Net increase (decrease) in shares outstanding before conversion	(1,522,763)	(20,106,343)
Shares issued upon conversion from other share class(es)	384,377	5,021,002
Shares purchased upon conversion into other share class(es)	(228,930)	(2,985,637)
Net increase (decrease) in shares outstanding	(1,367,316)	$(18,070,978)

Class R6
Six months ended April 30, 2024:
Shares sold	97,158	$1,259,846
Shares issued in reinvestment of dividends and distributions	92,652	1,175,588
Shares purchased	(466,391)	(6,046,512)
Net increase (decrease) in shares outstanding before conversion	(276,581)	(3,611,078)
Shares issued upon conversion from other share class(es)	7,801	101,025
Net increase (decrease) in shares outstanding	(268,780)	$(3,510,053)

Year ended October 31, 2023:
Shares sold	839,508	$10,973,579
Shares issued in reinvestment of dividends and distributions	108,082	1,380,375
Shares purchased	(688,311)	(8,972,705)
Net increase (decrease) in shares outstanding before conversion	259,279	3,381,249
Shares issued upon conversion from other share class(es)	95,977	1,250,112
Net increase (decrease) in shares outstanding	355,256	$4,631,361

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

PGIM Jennison Global Equity Income Fund  33

Notes to Financial Statements (unaudited) (continued)

funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2024. The average daily balance for the 50 days that the Fund had loans outstanding during the period was approximately $1,021,360, borrowed at a weighted average interest rate of 6.42%. The maximum loan outstanding amount during the period was $3,297,000. At April 30, 2024, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure

34

to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located

PGIM Jennison Global Equity Income Fund  35

Notes to Financial Statements (unaudited) (continued)

outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its

36

investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate

PGIM Jennison Global Equity Income Fund  37

Notes to Financial Statements (unaudited) (continued)

risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

38

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Global Equity Income Fund  39

∎	MAIL	∎	TELEPHONE	∎	WEBSITE

	655 Broad Street		(800) 225-1852		pgim.com/investments

Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street

Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue

New York, NY 10017

DISTRIBUTOR	Prudential Investment	655 Broad Street

	Management Services LLC	Newark, NJ 07102

CUSTODIAN	The Bank of New York	240 Greenwich Street

	Mellon	New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 534432

	Services LLC	Pittsburgh, PA 15253

INDEPENDENT REGISTERED	PricewaterhouseCoopers	300 Madison Avenue

PUBLIC ACCOUNTING FIRM	LLP	New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher	787 Seventh Avenue

	LLP	New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Equity Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL EQUITY INCOME FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	SPQAX	AGOCX	PJERX	JDEZX	PJIQX

CUSIP	74441L808	74441L873	74441L790	74441L832	74441L816

MF203E2

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2  Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions Mid-Cap Value Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President
PGIM Quant Solutions Mid-Cap Value Fund
June 14, 2024

PGIM Quant Solutions Mid-Cap Value Fund  3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges)	Average Annual Total Returns as of 4/30/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	21.34	9.13	4.72	5.02	—

Class C	20.81	13.55	5.04	4.78	—

Class R	21.12	15.09	5.57	N/A	4.68 (12/22/2014)

Class Z	21.47	15.80	6.20	5.89	—

Class R2	21.30	15.37	5.81	N/A	3.30 (12/28/2017)

Class R4	21.45	15.64	6.07	N/A	3.55 (12/28/2017)

Class R6	21.53	15.95	6.33	6.03	—

Russell Midcap Value Index

	20.97	14.09	8.06	7.94	—

S&P MidCap 400 Index

	21.90	16.82	9.47	9.48	—

Russell Midcap Index

	22.00	16.35	9.06	9.40	—

Average Annual Total Returns as of 4/30/24 Since Inception (%)

	Class R (12/22/2014)	Class R2, Class R4 (12/28/2017)

Russell Midcap Value Index	7.58	6.91

S&P MidCap 400 Index	9.26	8.38

Russell Midcap Index	8.99	8.71

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

Shareholder service fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell Midcap Value Index—The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks included in the Index are also members of the Russell 1000 Value Index.

S&P MidCap 400 Index*—The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity, and industry representation. It gives a broad look at how US mid-cap stock prices have performed.

*The S&P MidCap 400 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Quant Solutions Mid-Cap Value Fund  5

Your Fund’s Performance (continued)

Russell Midcap Index—The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 27% of the total market capitalization of the Russell 1000 Index.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 4/30/24

Ten Largest Holdings	Line of Business	% of Net Assets

Bank of New York Mellon Corp. (The)	Capital Markets	1.1%

Phillips 66	Oil, Gas & Consumable Fuels	1.1%

Lennar Corp. (Class A Stock)	Household Durables	1.1%

Nucor Corp.	Metals & Mining	1.0%

Kroger Co. (The)	Consumer Staples Distribution & Retail	1.0%

PACCAR, Inc.	Machinery	0.9%

eBay, Inc.	Broadline Retail	0.9%

PulteGroup, Inc.	Household Durables	0.9%

LyondellBasell Industries NV (Class A Stock)	Chemicals	0.9%

Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	0.8%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 =8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Quant Solutions Mid-Cap Value Fund  7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions Mid-Cap Value Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,213.40	1.14%	$ 6.27

	Hypothetical	$1,000.00	$1,019.19	1.14%	$ 5.72

Class C	Actual	$1,000.00	$1,208.10	1.96%	$10.76

	Hypothetical	$1,000.00	$1,015.12	1.96%	$ 9.82

Class R	Actual	$1,000.00	$1,211.20	1.46%	$ 8.03

	Hypothetical	$1,000.00	$1,017.60	1.46%	$ 7.32

Class Z	Actual	$1,000.00	$1,214.70	0.91%	$ 5.01

	Hypothetical	$1,000.00	$1,020.34	0.91%	$ 4.57

Class R2	Actual	$1,000.00	$1,213.00	1.23%	$ 6.77

	Hypothetical	$1,000.00	$1,018.75	1.23%	$ 6.17

Class R4	Actual	$1,000.00	$1,214.50	0.99%	$ 5.45

	Hypothetical	$1,000.00	$1,019.94	0.99%	$ 4.97

Class R6	Actual	$1,000.00	$1,215.30	0.74%	$ 4.08

	Hypothetical	$1,000.00	$1,021.18	0.74%	$ 3.72

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

8  Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

COMMON STOCKS

Aerospace & Defense 0.8%

Howmet Aerospace, Inc.	3,200	$213,600
Textron, Inc.	3,000	253,770
TransDigm Group, Inc.	800	998,424

		1,465,794

Automobile Components 1.0%

BorgWarner, Inc.	33,600	1,101,072
Lear Corp.	5,600	704,872

		1,805,944

Automobiles 0.5%

Harley-Davidson, Inc.	27,400	942,286

Banks 5.2%

Bank OZK	3,400	151,810
BOK Financial Corp.	600	53,238
Citizens Financial Group, Inc.	17,100	583,281
Columbia Banking System, Inc.	8,100	152,361
East West Bancorp, Inc.	5,900	439,491
Fifth Third Bancorp	39,233	1,430,435
First Citizens BancShares, Inc. (Class A Stock)	800	1,349,408
First Hawaiian, Inc.	4,700	99,123
First Horizon Corp.	28,600	426,712
FNB Corp.	10,300	137,402
Huntington Bancshares, Inc.	73,200	986,004
M&T Bank Corp.	7,500	1,082,925
Pinnacle Financial Partners, Inc.	1,700	130,390
Popular, Inc. (Puerto Rico)	5,000	424,950
Regions Financial Corp.	49,700	957,719
Webster Financial Corp.	12,900	565,407
Wintrust Financial Corp.	2,900	280,256
Zions Bancorp NA	900	36,702

		9,287,614

Beverages 0.6%

Molson Coors Beverage Co. (Class B Stock)	19,200	1,099,392

Biotechnology 0.6%

Biogen, Inc.*	2,400	515,568

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)

BioMarin Pharmaceutical, Inc.*	1,900	$153,444
United Therapeutics Corp.*	1,800	421,794

		1,090,806

Broadline Retail 1.0%

eBay, Inc.	30,600	1,577,124
Nordstrom, Inc.	6,900	131,169

		1,708,293

Building Products 2.3%

Builders FirstSource, Inc.*	6,800	1,243,176
Carlisle Cos., Inc.	200	77,650
Carrier Global Corp.	13,700	842,413
Masco Corp.	500	34,225
Owens Corning	6,400	1,076,544
Trane Technologies PLC	2,600	825,084

		4,099,092

Capital Markets 4.7%

Affiliated Managers Group, Inc.	4,300	671,230
Bank of New York Mellon Corp. (The)	34,900	1,971,501
Franklin Resources, Inc.	29,100	664,644
Interactive Brokers Group, Inc. (Class A Stock)	5,700	656,184
Invesco Ltd.	58,700	831,779
Janus Henderson Group PLC	7,000	218,540
KKR & Co., Inc.	1,600	148,912
Northern Trust Corp.	12,500	1,029,875
Raymond James Financial, Inc.	1,300	158,600
State Street Corp.	20,200	1,464,298
Virtu Financial, Inc. (Class A Stock)	19,300	418,810
XP, Inc. (Brazil) (Class A Stock)	4,300	88,021

		8,322,394

Chemicals 4.3%

Albemarle Corp.(a)	10,500	1,263,255
Celanese Corp.	2,800	430,108
CF Industries Holdings, Inc.	16,600	1,310,902
Chemours Co. (The)	8,000	214,000
Corteva, Inc.	1,400	75,782
DuPont de Nemours, Inc.	900	65,250
Eastman Chemical Co.	5,600	528,864

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)

LyondellBasell Industries NV (Class A Stock)	15,700	$1,569,529
Mosaic Co. (The)	37,300	1,170,847
Olin Corp.	9,000	470,520
Westlake Corp.	4,100	604,176

		7,703,233

Commercial Services & Supplies 0.4%

Driven Brands Holdings, Inc.*	8,600	123,238
Republic Services, Inc.	3,000	575,100

		698,338

Construction & Engineering 0.2%

Quanta Services, Inc.	1,100	284,416

Consumer Finance 1.2%

Ally Financial, Inc.	7,759	297,558
OneMain Holdings, Inc.	2,100	109,431
SLM Corp.	15,500	328,445
Synchrony Financial	32,700	1,438,146

		2,173,580

Consumer Staples Distribution & Retail 1.0%

Kroger Co. (The)	32,400	1,794,312

Containers & Packaging 2.3%

Berry Global Group, Inc.	13,700	775,968
Crown Holdings, Inc.	10,100	828,907
Graphic Packaging Holding Co.	19,400	501,490
International Paper Co.	28,700	1,002,778
Sealed Air Corp.	4,900	154,252
Sonoco Products Co.	14,900	835,145

		4,098,540

Distributors 0.3%

LKQ Corp.	10,400	448,552

Diversified Consumer Services 0.3%

ADT, Inc.	86,300	560,950

Diversified REITs 0.1%

WP Carey, Inc.	4,000	219,360

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities 3.2%

Constellation Energy Corp.	2,200	$409,068
Edison International	13,100	930,886
Entergy Corp.	6,600	704,022
Evergy, Inc.	23,200	1,216,840
Eversource Energy	23,900	1,448,818
FirstEnergy Corp.	12,300	471,582
Xcel Energy, Inc.	10,300	553,419

		5,734,635

Electrical Equipment 0.8%

AMETEK, Inc.	3,400	593,844
Sensata Technologies Holding PLC	14,100	540,171
Vertiv Holdings Co. (Class A Stock)	2,800	260,400

		1,394,415

Electronic Equipment, Instruments & Components 1.9%

Arrow Electronics, Inc.*	8,900	1,136,263
Coherent Corp.*	17,900	977,877
Corning, Inc.	1,200	40,056
TD SYNNEX Corp.	10,200	1,201,968

		3,356,164

Energy Equipment & Services 0.7%

Baker Hughes Co.	9,100	296,842
Halliburton Co.	26,400	989,208

		1,286,050

Entertainment 0.1%

Playtika Holding Corp.	22,700	164,575

Financial Services 2.9%

Corebridge Financial, Inc.	41,300	1,096,928
Equitable Holdings, Inc.	17,300	638,543
Fidelity National Information Services, Inc.	12,000	815,040
Global Payments, Inc.	10,000	1,227,700
MGIC Investment Corp.	55,100	1,117,428
Voya Financial, Inc.	600	40,896
Western Union Co. (The)	16,700	224,448

		5,160,983

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products 3.4%

Bunge Global SA	12,300	$1,251,648
Conagra Brands, Inc.	41,900	1,289,682
Darling Ingredients, Inc.*	13,200	559,284
Ingredion, Inc.	7,100	813,589
J.M. Smucker Co. (The)	8,600	987,710
Post Holdings, Inc.*	800	84,920
WK Kellogg Co.	42,000	980,280

		5,967,113

Gas Utilities 1.3%

Atmos Energy Corp.	500	58,950
National Fuel Gas Co.	20,200	1,072,620
UGI Corp.	42,800	1,093,968

		2,225,538

Ground Transportation 1.6%

Avis Budget Group, Inc.(a)	6,600	629,970
Ryder System, Inc.	7,441	906,686
Schneider National, Inc. (Class B Stock)	23,100	477,708
U-Haul Holding Co.*	4,000	252,920

U-Haul Holding Co. (Non-Voting Shares)	8,800	539,616

		2,806,900

Health Care Equipment & Supplies 0.1%

QuidelOrtho Corp.*	5,100	206,805

Health Care Providers & Services 2.7%

Cardinal Health, Inc.	7,700	793,408
DaVita, Inc.*	6,800	945,268
Premier, Inc. (Class A Stock)	45,500	950,040
Tenet Healthcare Corp.*	11,700	1,313,793
Universal Health Services, Inc. (Class B Stock)	4,600	783,978

		4,786,487

Health Care REITs 0.9%

Healthcare Realty Trust, Inc.	28,600	406,978
Healthpeak Properties, Inc.	20,000	372,200
Welltower, Inc.	7,800	743,184

		1,522,362

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  13

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Hotel & Resort REITs 0.7%

Host Hotels & Resorts, Inc.	36,900	$696,303
Park Hotels & Resorts, Inc.	34,900	562,937

		1,259,240

Hotels, Restaurants & Leisure 1.5%

Caesars Entertainment, Inc.*	21,300	762,966
Expedia Group, Inc.*	4,600	619,298
MGM Resorts International*	19,300	761,192
Travel + Leisure Co.	11,900	518,126

		2,661,582

Household Durables 3.8%

D.R. Horton, Inc.	3,800	541,462
Leggett & Platt, Inc.	5,600	101,192
Lennar Corp. (Class A Stock)	12,363	1,874,478
Mohawk Industries, Inc.*	9,739	1,123,101
PulteGroup, Inc.	14,147	1,576,259
Toll Brothers, Inc.	10,933	1,302,230
Whirlpool Corp.	2,500	237,150

		6,755,872

Independent Power & Renewable Electricity Producers 0.8%

AES Corp. (The)	64,300	1,150,970
Vistra Corp.	3,300	250,272

		1,401,242

Insurance 5.7%

Aflac, Inc.	6,100	510,265
Allstate Corp. (The)	500	85,030
Arch Capital Group Ltd.*	10,300	963,462
Arthur J. Gallagher & Co.	900	211,221
Assurant, Inc.	300	52,320
Axis Capital Holdings Ltd.	14,600	895,418
Brighthouse Financial, Inc.*	10,400	501,800
CNA Financial Corp.	11,400	500,916
Everest Group Ltd.	2,700	989,307
Fidelity National Financial, Inc.	5,800	287,100
First American Financial Corp.	8,600	460,702
Hartford Financial Services Group, Inc. (The)	13,000	1,259,570
Loews Corp.	17,100	1,285,065
Old Republic International Corp.	11,700	349,362

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Reinsurance Group of America, Inc.	600	$112,194
RenaissanceRe Holdings Ltd. (Bermuda)	1,800	394,650
Unum Group	23,300	1,181,310

		10,039,692

IT Services 0.3%

Cognizant Technology Solutions Corp. (Class A Stock)	7,100	466,328

Leisure Products 0.4%

Brunswick Corp.	5,000	403,200
Polaris, Inc.	2,900	246,964

		650,164

Machinery 5.4%

AGCO Corp.	7,400	845,006
Allison Transmission Holdings, Inc.	10,900	801,695
CNH Industrial NV	46,300	527,820
Cummins, Inc.	3,700	1,045,213
Dover Corp.	1,200	215,160
Fortive Corp.	7,100	534,417
Gates Industrial Corp. PLC*	44,900	791,138
IDEX Corp.	100	22,046
Ingersoll Rand, Inc.	5,400	503,928
Otis Worldwide Corp.	5,400	492,480
PACCAR, Inc.	15,550	1,650,010
Parker-Hannifin Corp.	2,400	1,307,784
Westinghouse Air Brake Technologies Corp.	3,300	531,564
Xylem, Inc.	2,100	274,470

		9,542,731

Media 1.1%

Cable One, Inc.	200	78,770
Fox Corp. (Class A Stock)	13,200	409,332
Fox Corp. (Class B Stock)	13,400	384,312
Liberty Media Corp.-Liberty SiriusXM*	10,600	255,036
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	9,000	216,540
Nexstar Media Group, Inc.	3,000	480,180
Sirius XM Holdings, Inc.	44,200	129,948

		1,954,118

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  15

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining 3.0%

Cleveland-Cliffs, Inc.*	58,100	$981,890
Nucor Corp.	10,800	1,820,124
Reliance, Inc.	4,290	1,221,449
Steel Dynamics, Inc.	10,600	1,379,272

		5,402,735

Mortgage Real Estate Investment Trusts (REITs) 2.3%

AGNC Investment Corp.	116,900	1,069,635
Annaly Capital Management, Inc.	63,531	1,190,571
Rithm Capital Corp.	97,800	1,087,536
Starwood Property Trust, Inc.	42,900	813,813

		4,161,555

Multi-Utilities 0.3%

Ameren Corp.	1,700	125,579
Consolidated Edison, Inc.	4,333	409,035
Public Service Enterprise Group, Inc.	900	62,172

		596,786

Office REITs 0.6%

Boston Properties, Inc.	2,200	136,158
Cousins Properties, Inc.	8,100	185,814
Highwoods Properties, Inc.	18,100	474,220
Kilroy Realty Corp.	6,400	216,320
Vornado Realty Trust	1,600	41,648

		1,054,160

Oil, Gas & Consumable Fuels 6.6%

APA Corp.	16,000	503,040
Cheniere Energy, Inc.	3,000	473,460
Chesapeake Energy Corp.(a)	8,400	754,992
Coterra Energy, Inc.	34,900	954,864
Devon Energy Corp.	24,300	1,243,674
Diamondback Energy, Inc.	6,600	1,327,458
DT Midstream, Inc.	5,000	311,000
EQT Corp.	19,800	793,782
HF Sinclair Corp.	12,200	661,850
Marathon Oil Corp.	31,300	840,405
ONEOK, Inc.	4,600	363,952
Ovintiv, Inc.	12,700	651,764
Phillips 66	13,400	1,919,014

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Range Resources Corp.	6,400	$229,824
Williams Cos., Inc. (The)	18,900	725,004

		11,754,083

Passenger Airlines 2.8%

Alaska Air Group, Inc.*	18,400	791,568
American Airlines Group, Inc.*	58,800	794,388
Delta Air Lines, Inc.	28,900	1,447,023
Southwest Airlines Co.	31,900	827,486
United Airlines Holdings, Inc.*	21,300	1,096,098

		4,956,563

Pharmaceuticals 2.3%

Jazz Pharmaceuticals PLC*	6,900	764,175
Organon & Co.	42,800	796,508
Royalty Pharma PLC (Class A Stock)	41,700	1,155,090
Viatris, Inc.	110,289	1,276,044

		3,991,817

Professional Services 1.0%

Concentrix Corp.	13,900	759,913
Genpact Ltd.	2,000	61,480
Jacobs Solutions, Inc.	1,100	157,883
Leidos Holdings, Inc.	400	56,088
ManpowerGroup, Inc.	800	60,360
SS&C Technologies Holdings, Inc.	12,000	742,680

		1,838,404

Real Estate Management & Development 0.4%

CBRE Group, Inc. (Class A Stock)*	7,100	616,919

Residential REITs 1.6%

AvalonBay Communities, Inc.	3,600	682,452
Camden Property Trust	3,700	368,816
Equity Residential	7,200	463,680
Essex Property Trust, Inc.	1,200	295,500
Invitation Homes, Inc.	17,200	588,240
Mid-America Apartment Communities, Inc.	800	104,000

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  17

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Residential REITs (cont’d.)

Sun Communities, Inc.	2,300	$256,036
UDR, Inc.	1,900	72,352

		2,831,076

Retail REITs 1.2%

Brixmor Property Group, Inc.	4,900	108,290
Kimco Realty Corp.	32,461	604,748
Realty Income Corp.	19,713	1,055,434
Simon Property Group, Inc.	2,800	393,484

		2,161,956

Semiconductors & Semiconductor Equipment 2.2%

Cirrus Logic, Inc.*	1,000	88,570
First Solar, Inc.*	1,000	176,300
GLOBALFOUNDRIES, Inc.*	3,300	161,304
Marvell Technology, Inc.	19,900	1,311,609
ON Semiconductor Corp.*	9,900	694,584
Skyworks Solutions, Inc.	13,000	1,385,670

		3,818,037

Software 0.5%

Gen Digital, Inc.	39,500	795,530

Specialized REITs 1.9%

Digital Realty Trust, Inc.	3,800	527,364
EPR Properties	13,500	547,965
Extra Space Storage, Inc.	3,500	469,980
Gaming & Leisure Properties, Inc.	8,400	358,932
SBA Communications Corp.	1,800	335,016
VICI Properties, Inc.	38,000	1,084,900
Weyerhaeuser Co.	2,700	81,459

		3,405,616

Specialty Retail 2.6%

Advance Auto Parts, Inc.	12,900	941,442
AutoNation, Inc.*	4,000	644,600
Best Buy Co., Inc.	10,200	751,128
Dick’s Sporting Goods, Inc.	1,100	221,034
Gap, Inc. (The)	41,700	855,684
Penske Automotive Group, Inc.	6,500	993,915

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)

Victoria’s Secret & Co.*	5,500	$96,910
Williams-Sonoma, Inc.	400	114,712

		4,619,425

Technology Hardware, Storage & Peripherals 1.6%

Hewlett Packard Enterprise Co.	87,100	1,480,700
HP, Inc.	49,100	1,379,219

		2,859,919

Textiles, Apparel & Luxury Goods 1.5%

Carter’s, Inc.	10,100	690,941
Crocs, Inc.*	5,400	671,598
PVH Corp.	3,800	413,440
Tapestry, Inc.	12,600	502,992
Under Armour, Inc. (Class A Stock)*	21,000	141,330
Under Armour, Inc. (Class C Stock)*	17,900	116,708
VF Corp.	8,100	100,926

		2,637,935

Trading Companies & Distributors 1.3%

Air Lease Corp.	16,800	844,032
Ferguson PLC	2,900	608,710
United Rentals, Inc.	1,400	935,186

		2,387,928

Water Utilities 0.1%

American Water Works Co., Inc.	900	110,088

TOTAL LONG-TERM INVESTMENTS (cost $151,053,291)		177,146,424

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  19

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

SHORT-TERM INVESTMENT 1.4%

AFFILIATED MUTUAL FUND

PGIM Institutional Money Market Fund (7-day effective yield 5.644%) (cost $2,504,361; includes $2,488,925 of cash collateral for securities on loan)(b)(wb)	2,507,994	$2,506,740

TOTAL INVESTMENTS 101.3% (cost $153,557,652)		179,653,164

Liabilities in excess of other assets (1.3)%		(2,287,493)

NET ASSETS 100.0%		$177,365,671

Below is a list of the abbreviation(s) used in the semiannual report:

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,325,776; cash collateral of $2,488,925 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$1,465,794	$—	$—
Automobile Components	1,805,944	—	—
Automobiles	942,286	—	—
Banks	9,287,614	—	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Beverages	$1,099,392	$—	$—
Biotechnology	1,090,806	—	—
Broadline Retail	1,708,293	—	—
Building Products	4,099,092	—	—
Capital Markets	8,322,394	—	—
Chemicals	7,703,233	—	—
Commercial Services & Supplies	698,338	—	—
Construction & Engineering	284,416	—	—
Consumer Finance	2,173,580	—	—
Consumer Staples Distribution & Retail	1,794,312	—	—
Containers & Packaging	4,098,540	—	—
Distributors	448,552	—	—
Diversified Consumer Services	560,950	—	—
Diversified REITs	219,360	—	—
Electric Utilities	5,734,635	—	—
Electrical Equipment	1,394,415	—	—
Electronic Equipment, Instruments & Components	3,356,164	—	—
Energy Equipment & Services	1,286,050	—	—
Entertainment	164,575	—	—
Financial Services	5,160,983	—	—
Food Products	5,967,113	—	—
Gas Utilities	2,225,538	—	—
Ground Transportation	2,806,900	—	—
Health Care Equipment & Supplies	206,805	—	—
Health Care Providers & Services	4,786,487	—	—
Health Care REITs	1,522,362	—	—
Hotel & Resort REITs	1,259,240	—	—
Hotels, Restaurants & Leisure	2,661,582	—	—
Household Durables	6,755,872	—	—
Independent Power & Renewable Electricity Producers	1,401,242	—	—
Insurance	10,039,692	—	—
IT Services	466,328	—	—
Leisure Products	650,164	—	—
Machinery	9,542,731	—	—
Media	1,954,118	—	—
Metals & Mining	5,402,735	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,161,555	—	—
Multi-Utilities	596,786	—	—
Office REITs	1,054,160	—	—
Oil, Gas & Consumable Fuels	11,754,083	—	—
Passenger Airlines	4,956,563	—	—
Pharmaceuticals	3,991,817	—	—
Professional Services	1,838,404	—	—
Real Estate Management & Development	616,919	—	—
Residential REITs	2,831,076	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  21

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Retail REITs	$2,161,956	$—	$—
Semiconductors & Semiconductor Equipment	3,818,037	—	—
Software	795,530	—	—
Specialized REITs	3,405,616	—	—
Specialty Retail	4,619,425	—	—
Technology Hardware, Storage & Peripherals	2,859,919	—	—
Textiles, Apparel & Luxury Goods	2,637,935	—	—
Trading Companies & Distributors	2,387,928	—	—
Water Utilities	110,088	—	—
Short-Term Investment
Affiliated Mutual Fund	2,506,740	—	—

Total	$179,653,164	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

Oil, Gas & Consumable Fuels	6.6%
Insurance	5.7
Machinery	5.4
Banks	5.2
Capital Markets	4.7
Chemicals	4.3
Household Durables	3.8
Food Products	3.4
Electric Utilities	3.2
Metals & Mining	3.0
Financial Services	2.9
Passenger Airlines	2.8
Health Care Providers & Services	2.7
Specialty Retail	2.6
Mortgage Real Estate Investment Trusts (REITs)	2.3
Building Products	2.3
Containers & Packaging	2.3
Pharmaceuticals	2.3
Semiconductors & Semiconductor Equipment	2.2
Specialized REITs	1.9
Electronic Equipment, Instruments & Components	1.9
Technology Hardware, Storage & Peripherals	1.6
Residential REITs	1.6
Ground Transportation	1.6

Hotels, Restaurants & Leisure	1.5%
Textiles, Apparel & Luxury Goods	1.5
Affiliated Mutual Fund (1.4% represents investments purchased with collateral from securities on loan)	1.4
Trading Companies & Distributors	1.3
Gas Utilities	1.3
Consumer Finance	1.2
Retail REITs	1.2
Media	1.1
Professional Services	1.0
Automobile Components	1.0
Consumer Staples Distribution & Retail	1.0
Broadline Retail	1.0
Health Care REITs	0.9
Aerospace & Defense	0.8
Independent Power & Renewable Electricity
Producers	0.8
Electrical Equipment	0.8
Energy Equipment & Services	0.7
Hotel & Resort REITs	0.7
Beverages	0.6
Biotechnology	0.6
Office REITs	0.6

See Notes to Financial Statements.

22

Industry Classification (continued):

Automobiles	0.5%
Software	0.5
Commercial Services & Supplies	0.4
Leisure Products	0.4
Real Estate Management & Development	0.4
Multi-Utilities	0.3
Diversified Consumer Services	0.3
IT Services	0.3
Distributors	0.3
Construction & Engineering	0.2

Diversified REITs	0.1%
Health Care Equipment & Supplies	0.1
Entertainment	0.1
Water Utilities	0.1

101.3
Liabilities in excess of other assets	(1.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$2,325,776	$(2,325,776)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  23

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets

Investments at value, including securities on loan of $2,325,776:
Unaffiliated investments (cost $151,053,291)	$177,146,424
Affiliated investments (cost $2,504,361)	2,506,740
Receivable for investments sold	565,382
Receivable for Fund shares sold	135,598
Dividends receivable	119,342
Tax reclaim receivable	1,640
Prepaid expenses	578

Total Assets	180,475,704

Liabilities

Payable to broker for collateral for securities on loan	2,488,925
Payable for Fund shares purchased	300,832
Accrued expenses and other liabilities	112,466
Management fee payable	85,995
Payable to custodian	81,723
Distribution fee payable	24,208
Affiliated transfer agent fee payable	15,078
Directors’ fees payable	806

Total Liabilities	3,110,033

Net Assets	$177,365,671

Net assets were comprised of:
Common stock, at par	$7,777
Paid-in capital in excess of par	194,835,562
Total distributable earnings (loss)	(17,477,668)

Net assets, April 30, 2024	$177,365,671

See Notes to Financial Statements.

24

Class A

Net asset value and redemption price per share, ($107,523,958 ÷ 4,724,970 shares of common stock issued and outstanding)	$22.76
Maximum sales charge (5.50% of offering price)	1.32

Maximum offering price to public	$24.08

Class C

Net asset value, offering price and redemption price per share, ($1,869,158 ÷ 99,966 shares of common stock issued and outstanding)	$18.70

Class R

Net asset value, offering price and redemption price per share, ($131,118 ÷ 5,709 shares of common stock issued and outstanding)	$22.97

Class Z

Net asset value, offering price and redemption price per share, ($29,221,302 ÷ 1,266,974 shares of common stock issued and outstanding)	$23.06

Class R2

Net asset value, offering price and redemption price per share, ($20,158 ÷ 878 shares of common stock issued and outstanding)	$22.95

Class R4

Net asset value, offering price and redemption price per share, ($383,593 ÷ 16,696 shares of common stock issued and outstanding)	$22.98

Class R6

Net asset value, offering price and redemption price per share, ($38,216,384 ÷ 1,661,725 shares of common stock issued and outstanding)	$23.00

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  25

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $443 foreign withholding tax)	$2,831,862
Income from securities lending, net (including affiliated income of $5,017)	8,070
Affiliated dividend income	6,279

Total income	2,846,211

Expenses
Management fee	665,704
Distribution fee(a)	171,004
Shareholder servicing fees(a)	139
Transfer agent’s fees and expenses (including affiliated expense of $43,487)(a)	141,704
Registration fees(a)	28,290
Shareholders’ reports	26,594
Custodian and accounting fees	26,404
Professional fees	19,068
Audit fee	13,075
Directors’ fees	5,958
Miscellaneous	15,242

Total expenses	1,113,182
Less: Fee waiver and/or expense reimbursement(a)	(162,484)
Distribution fee waiver(a)	(26,878)

Net expenses	923,820

Net investment income (loss)	1,922,391

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $4,923)	7,625,876
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(5,209))	24,869,431

Net gain (loss) on investment transactions	32,495,307

Net Increase (Decrease) In Net Assets Resulting From Operations	$34,417,698

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	160,074	10,310	597	—	23	—	—
Shareholder servicing fees	—	—	—	—	5	134	—
Transfer agent’s fees and expenses	111,947	5,929	281	20,231	78	731	2,507
Registration fees	5,981	3,491	3,185	4,963	2,355	2,355	5,960
Fee waiver and/or expense reimbursement	(96,701)	(8,290)	(3,378)	(16,200)	(2,424)	(2,965)	(32,526)
Distribution fee waiver	(26,679)	—	(199)	—	—	—	—

See Notes to Financial Statements.

26

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,922,391	$3,738,085
Net realized gain (loss) on investment transactions	7,625,876	(4,974,177)
Net change in unrealized appreciation (depreciation) on investments	24,869,431	(6,616,256)

Net increase (decrease) in net assets resulting from operations	34,417,698	(7,852,348)

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,061,733)	(1,802,402)
Class C	(33,900)	(50,363)
Class R	(3,022)	(2,287)
Class Z	(632,208)	(611,646)
Class R2	(340)	(605)
Class R4	(7,294)	(28,080)
Class R6	(990,268)	(1,064,261)

	(3,728,765)	(3,559,644)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	6,083,218	14,442,458
Net asset value of shares issued in reinvestment of dividends and distributions	3,619,090	3,434,799
Cost of shares purchased	(26,591,006)	(50,564,848)

Net increase (decrease) in net assets from Fund share transactions	(16,888,698)	(32,687,591)

Total increase (decrease)	13,800,235	(44,099,583)

Net Assets:

Beginning of period	163,565,436	207,665,019

End of period	$177,365,671	$163,565,436

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  27

Financial Highlights (unaudited)

Class A Shares

	Six Months
	Ended
	April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.11		$20.46	$22.40	$13.95	$17.83	$20.17
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.37	0.31	0.23	0.29	0.30
Net realized and unrealized gain (loss) on investment transactions	3.85		(1.39)	(1.98)	8.52	(3.75)	(0.66)
Total from investment operations	4.07		(1.02)	(1.67)	8.75	(3.46)	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.42)		(0.33)	(0.27)	(0.30)	(0.42)	(0.41)
Distributions from net realized gains	-		-	-	-	-	(1.57)
Total dividends and distributions	(0.42)		(0.33)	(0.27)	(0.30)	(0.42)	(1.98)
Net asset value, end of period	$22.76		$19.11	$20.46	$22.40	$13.95	$17.83
Total Return(b):	21.34%		(5.05)%	(7.51)%	63.44%	(20.02)%	(0.95)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$107,524		$95,179	$111,871	$128,832	$96,607	$173,162
Average net assets (000)	$107,302		$109,356	$122,783	$123,830	$125,104	$192,828
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.14	%(d)(e)	1.13%	1.13%	1.13%	1.14%	1.13%
Expenses before waivers and/or expense reimbursement	1.37	%(d)	1.36%	1.33%	1.33%	1.39%	1.32%
Net investment income (loss)	1.98	%(d)	1.77%	1.42%	1.13%	1.96%	1.69%
Portfolio turnover rate(f)	38%		70%	67%	81%	55%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

Class C Shares

	Six Months
	Ended
	April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.72		$16.89	$18.55	$11.63	$14.94	$17.24
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.18	0.12	0.05	0.15	0.16
Net realized and unrealized gain (loss) on investment transactions	3.16		(1.15)	(1.64)	7.10	(3.16)	(0.61)
Total from investment operations	3.27		(0.97)	(1.52)	7.15	(3.01)	(0.45)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.20)	(0.14)	(0.23)	(0.30)	(0.28)
Distributions from net realized gains	-		-	-	-	-	(1.57)
Total dividends and distributions	(0.29)		(0.20)	(0.14)	(0.23)	(0.30)	(1.85)
Net asset value, end of period	$18.70		$15.72	$16.89	$18.55	$11.63	$14.94
Total Return(b):	20.81%		(5.83)%	(8.24)%	62.09%	(20.65)%	(1.76)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,869		$2,147	$4,527	$7,641	$6,823	$16,672
Average net assets (000)	$2,073		$3,424	$6,293	$8,011	$10,577	$27,709
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.96	%(d)(e)	1.95%	1.95%	1.95%	1.96%	1.94%
Expenses before waivers and/or expense reimbursement	2.76	%(d)	2.41%	2.26%	2.15%	2.19%	1.98%
Net investment income (loss)	1.22	%(d)	1.05%	0.68%	0.33%	1.17%	1.08%
Portfolio turnover rate(f)	38%		70%	67%	81%	55%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  29

Financial Highlights (unaudited) (continued)

Class R Shares

	Six Months
	Ended
	April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.26		$20.61	$22.56	$14.06	$17.96	$20.30
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.28	0.26	0.18	0.24	0.25
Net realized and unrealized gain (loss) on investment transactions	3.87		(1.37)	(2.01)	8.58	(3.78)	(0.67)
Total from investment operations	4.06		(1.09)	(1.75)	8.76	(3.54)	(0.42)
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.26)	(0.20)	(0.26)	(0.36)	(0.35)
Distributions from net realized gains	-		-	-	-	-	(1.57)
Total dividends and distributions	(0.35)		(0.26)	(0.20)	(0.26)	(0.36)	(1.92)
Net asset value, end of period	$22.97		$19.26	$20.61	$22.56	$14.06	$17.96
Total Return(b):	21.12%		(5.34)%	(7.79)%	62.86%	(20.23)%	(1.29)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$131		$164	$182	$352	$298	$491
Average net assets (000)	$160		$144	$292	$414	$386	$657
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.46	%(d)(e)	1.45%	1.45%	1.45%	1.46%	1.45%
Expenses before waivers and/or expense reimbursement	5.95	%(d)	5.20%	4.08%	3.57%	4.44%	3.51%
Net investment income (loss)	1.73	%(d)	1.35%	1.18%	0.87%	1.58%	1.39%
Portfolio turnover rate(f)	38%		70%	67%	81%	55%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class Z Shares

	Six Months
	Ended
	April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.39		$20.75	$22.71	$14.14	$18.06	$20.40
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.43	0.39	0.28	0.35	0.37
Net realized and unrealized gain (loss) on investment transactions	3.89		(1.41)	(2.02)	8.63	(3.80)	(0.68)
Total from investment operations	4.14		(0.98)	(1.63)	8.91	(3.45)	(0.31)
Less Dividends and Distributions:
Dividends from net investment income	(0.47)		(0.38)	(0.33)	(0.34)	(0.47)	(0.46)
Distributions from net realized gains	-		-	-	-	-	(1.57)
Total dividends and distributions	(0.47)		(0.38)	(0.33)	(0.34)	(0.47)	(2.03)
Net asset value, end of period	$23.06		$19.39	$20.75	$22.71	$14.14	$18.06
Total Return(b):	21.47%		(4.79)%	(7.26)%	63.81%	(19.75)%	(0.64)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,221		$26,636	$34,193	$65,489	$44,469	$178,692
Average net assets (000)	$29,563		$31,753	$49,899	$64,701	$86,918	$262,457
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91	%(d)	0.89%	0.89%	0.87%	0.88%	0.84%
Expenses before waivers and/or expense reimbursement	1.02	%(d)	0.99%	0.97%	0.95%	0.96%	0.88%
Net investment income (loss)	2.21	%(d)	2.03%	1.77%	1.37%	2.29%	2.02%
Portfolio turnover rate(e)	38%		70%	67%	81%	55%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  31

Financial Highlights (unaudited) (continued)

Class R2 Shares

	Six Months
	Ended
	April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.26		$20.62	$22.56	$14.05	$17.95	$20.29
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.41	0.29	0.21	0.29	0.29
Net realized and unrealized gain (loss) on investment transactions	3.89		(1.46)	(1.98)	8.59	(3.79)	(0.67)
Total from investment operations	4.09		(1.05)	(1.69)	8.80	(3.50)	(0.38)
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.31)	(0.25)	(0.29)	(0.40)	(0.39)
Distributions from net realized gains	-		-	-	-	-	(1.57)
Total dividends and distributions	(0.40)		(0.31)	(0.25)	(0.29)	(0.40)	(1.96)
Net asset value, end of period	$22.95		$19.26	$20.62	$22.56	$14.05	$17.95
Total Return(b):	21.30%		(5.16)%	(7.55)%	63.25%	(20.07)%	(1.07)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20		$12	$40	$44	$33	$49
Average net assets (000)	$18		$26	$43	$44	$36	$48
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.23	%(d)	1.23%	1.23%	1.23%	1.24%	1.23%
Expenses before waivers and/or expense reimbursement	27.68	%(d)	16.92%	13.29%	13.76%	42.28%	27.75%
Net investment income (loss)	1.82	%(d)	1.97%	1.32%	1.02%	1.91%	1.61%
Portfolio turnover rate(e)	38%		70%	67%	81%	55%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class R4 Shares

	Six Months
	Ended
	April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.30		$20.67	$22.62	$14.08	$17.99	$20.33
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.43	0.35	0.25	0.30	0.34
Net realized and unrealized gain (loss) on investment transactions	3.90		(1.44)	(2.00)	8.61	(3.77)	(0.68)
Total from investment operations	4.13		(1.01)	(1.65)	8.86	(3.47)	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	(0.45)		(0.36)	(0.30)	(0.32)	(0.44)	(0.43)
Distributions from net realized gains	-		-	-	-	-	(1.57)
Total dividends and distributions	(0.45)		(0.36)	(0.30)	(0.32)	(0.44)	(2.00)
Net asset value, end of period	$22.98		$19.30	$20.67	$22.62	$14.08	$17.99
Total Return(b):	21.45%		(4.94)%	(7.34)%	63.70%	(19.89)%	(0.79)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$384		$313	$1,579	$1,778	$2,761	$3,363
Average net assets (000)	$367		$1,455	$1,706	$2,631	$2,859	$1,861
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.99	%(d)(e)	0.98%	0.98%	0.98%	0.99%	0.98%
Expenses before waivers and/or expense reimbursement	2.61	%(d)	1.39%	1.33%	1.29%	1.62%	1.68%
Net investment income (loss)	2.12	%(d)	2.05%	1.59%	1.28%	2.00%	1.93%
Portfolio turnover rate(f)	38%		70%	67%	81%	55%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  33

Financial Highlights (unaudited) (continued)

Class R6 Shares

	Six Months
	Ended
	April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.35		$20.71	$22.66	$14.10	$18.01	$20.38
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.46	0.41	0.31	0.40	0.38
Net realized and unrealized gain (loss) on investment transactions	3.89		(1.40)	(2.00)	8.61	(3.82)	(0.69)
Total from investment operations	4.15		(0.94)	(1.59)	8.92	(3.42)	(0.31)
Less Dividends and Distributions:
Dividends from net investment income	(0.50)		(0.42)	(0.36)	(0.36)	(0.49)	(0.49)
Distributions from net realized gains	-		-	-	-	-	(1.57)
Total dividends and distributions	(0.50)		(0.42)	(0.36)	(0.36)	(0.49)	(2.06)
Net asset value, end of period	$23.00		$19.35	$20.71	$22.66	$14.10	$18.01
Total Return(b):	21.53%		(4.63)%	(7.10)%	64.08%	(19.68)%	(0.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,216		$39,113	$55,273	$67,320	$39,149	$146,559
Average net assets (000)	$43,903		$49,175	$65,489	$58,904	$67,073	$186,689
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.74	%(d)(e)	0.73%	0.73%	0.73%	0.74%	0.73%
Expenses before waivers and/or expense reimbursement	0.89	%(d)	0.86%	0.85%	0.85%	0.86%	0.78%
Net investment income (loss)	2.38	%(d)	2.20%	1.84%	1.52%	2.54%	2.11%
Portfolio turnover rate(f)	38%		70%	67%	81%	55%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 10 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek capital growth.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Quant Solutions Mid-Cap Value Fund  35

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

36

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

PGIM Quant Solutions Mid-Cap Value Fund  37

Notes to Financial Statements (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

38

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.73% of average daily net assets to $1 billion;	0.73%
0.71% of average daily net assets from $1 billion to $3 billion;
0.69% of average daily net assets from $3 billion to $5 billion;
0.67% of average daily net assets over $5 billion.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.13%
C	1.95
R	1.45
Z	0.95
R2	1.23
R4	0.98

PGIM Quant Solutions Mid-Cap Value Fund  39

Notes to Financial Statements (unaudited) (continued)

Class	Expense Limitations
R6	0.73%

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2025 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.30%	0.25%	N/A%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$12,496	$—

40

Class	FESL	CDSC
C	$—	$46

PGIM Investments, PGIM Quantitative Solutions, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$68,742,507	$87,124,397

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

PGIM Quant Solutions Mid-Cap Value Fund  41

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$ 237,876	$ 9,617,632	$ 9,855,508	$ —	$ —	$ —	—	$ 6,279

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(b)(wb)
7,029,536	26,576,996	31,099,506	(5,209)	4,923	2,506,740	2,507,994	5,017	(2)
$7,267,412	$36,194,628	$40,955,014	$(5,209)	$4,923	$2,506,740		$11,296

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$157,323,496	$32,526,153	$(10,196,485)	$22,329,668

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$48,217,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

42

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 5,500,000,000 shares of capital stock, $0.001 par value per share, 800,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	100,000,000
B	5,000,000
C	30,000,000
R	75,000,000
Z	190,000,000
T	75,000,000
R2	75,000,000
R4	75,000,000
R6	175,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	13,680	0.3%
Z	12,548	1.0
R2	535	60.9
R4	543	3.3

PGIM Quant Solutions Mid-Cap Value Fund  43

Notes to Financial Statements (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	5	50.9

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2024:
Shares sold	63,713	$1,418,664
Shares issued in reinvestment of dividends and distributions	90,378	1,972,049
Shares purchased	(413,459)	(9,117,494)
Net increase (decrease) in shares outstanding before conversion	(259,368)	(5,726,781)
Shares issued upon conversion from other share class(es)	22,090	484,078
Shares purchased upon conversion into other share class(es)	(17,486)	(393,187)
Net increase (decrease) in shares outstanding	(254,764)	$(5,635,890)

Year ended October 31, 2023:
Shares sold	195,331	$4,096,563
Shares issued in reinvestment of dividends and distributions	85,726	1,715,379
Shares purchased	(810,223)	(16,739,623)
Net increase (decrease) in shares outstanding before conversion	(529,166)	(10,927,681)
Shares issued upon conversion from other share class(es)	82,238	1,713,659
Shares purchased upon conversion into other share class(es)	(39,826)	(815,148)
Net increase (decrease) in shares outstanding	(486,754)	$(10,029,170)

Class C
Six months ended April 30, 2024:
Shares sold	1,303	$23,920
Shares issued in reinvestment of dividends and distributions	1,861	33,455
Shares purchased	(12,132)	(215,314)
Net increase (decrease) in shares outstanding before conversion	(8,968)	(157,939)
Shares purchased upon conversion into other share class(es)	(27,651)	(498,925)
Net increase (decrease) in shares outstanding	(36,619)	$(656,864)

44

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	12,003	$211,293
Shares issued in reinvestment of dividends and distributions	3,019	50,062
Shares purchased	(49,951)	(849,293)
Net increase (decrease) in shares outstanding before conversion	(34,929)	(587,938)
Shares purchased upon conversion into other share class(es)	(96,525)	(1,661,420)
Net increase (decrease) in shares outstanding	(131,454)	$(2,249,358)

Class R
Six months ended April 30, 2024:
Shares sold	296	$6,493
Shares issued in reinvestment of dividends and distributions	137	3,022
Shares purchased	(3,255)	(72,499)
Net increase (decrease) in shares outstanding	(2,822)	$(62,984)

Year ended October 31, 2023:
Shares sold	3,385	$68,380
Shares issued in reinvestment of dividends and distributions	113	2,287
Shares purchased	(3,783)	(83,632)
Net increase (decrease) in shares outstanding	(285)	$(12,965)

Class Z
Six months ended April 30, 2024:
Shares sold	34,309	$778,730
Shares issued in reinvestment of dividends and distributions	28,035	619,288
Shares purchased	(185,669)	(4,150,550)
Net increase (decrease) in shares outstanding before conversion	(123,325)	(2,752,532)
Shares issued upon conversion from other share class(es)	16,703	379,623
Shares purchased upon conversion into other share class(es)	(145)	(2,986)
Net increase (decrease) in shares outstanding	(106,767)	$(2,375,895)

Year ended October 31, 2023:
Shares sold	121,577	$2,550,308
Shares issued in reinvestment of dividends and distributions	29,721	602,139
Shares purchased	(455,000)	(9,475,172)
Net increase (decrease) in shares outstanding before conversion	(303,702)	(6,322,725)
Shares issued upon conversion from other share class(es)	34,115	706,692
Shares purchased upon conversion into other share class(es)	(4,135)	(86,997)
Net increase (decrease) in shares outstanding	(273,722)	$(5,703,030)

Class R2
Six months ended April 30, 2024:
Shares sold	246	$5,311
Shares issued in reinvestment of dividends and distributions	15	340
Shares purchased	(9)	(212)
Net increase (decrease) in shares outstanding	252	$5,439

PGIM Quant Solutions Mid-Cap Value Fund  45

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	146	$3,039
Shares issued in reinvestment of dividends and distributions	30	605
Shares purchased	(1,498)	(30,615)
Net increase (decrease) in shares outstanding	(1,322)	$(26,971)

Class R4
Six months ended April 30, 2024:
Shares sold	677	$14,929
Shares issued in reinvestment of dividends and distributions	132	2,914
Shares purchased	(346)	(7,667)
Net increase (decrease) in shares outstanding	463	$10,176

Year ended October 31, 2023:
Shares sold	18,557	$375,292
Shares issued in reinvestment of dividends and distributions	104	2,090
Shares purchased	(78,817)	(1,659,044)
Net increase (decrease) in shares outstanding	(60,156)	$(1,281,662)

Class R6
Six months ended April 30, 2024:
Shares sold	171,295	$3,835,171
Shares issued in reinvestment of dividends and distributions	44,869	988,022
Shares purchased	(577,587)	(13,027,270)
Net increase (decrease) in shares outstanding before conversion	(361,423)	(8,204,077)
Shares issued upon conversion from other share class(es)	1,398	32,668
Shares purchased upon conversion into other share class(es)	(57)	(1,271)
Net increase (decrease) in shares outstanding	(360,082)	$(8,172,680)

Year ended October 31, 2023:
Shares sold	343,766	$7,137,583
Shares issued in reinvestment of dividends and distributions	52,612	1,062,237
Shares purchased	(1,049,674)	(21,727,469)
Net increase (decrease) in shares outstanding before conversion	(653,296)	(13,527,649)
Shares issued upon conversion from other share class(es)	7,178	149,516
Shares purchased upon conversion into other share class(es)	(317)	(6,302)
Net increase (decrease) in shares outstanding	(646,435)	$(13,384,435)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

46

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2024. The average daily balance for the 25 days that the Fund had loans outstanding during the period was approximately $713,880, borrowed at a weighted average interest rate of 6.41%. The maximum loan outstanding amount during the period was $5,599,000. At April 30, 2024, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a

PGIM Quant Solutions Mid-Cap Value Fund  47

Notes to Financial Statements (unaudited) (continued)

sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets

48

and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small- or large-capitalization companies.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

PGIM Quant Solutions Mid-Cap Value Fund  49

Notes to Financial Statements (unaudited) (continued)

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

50

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Quant Solutions Mid-Cap Value Fund  51

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800)225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS
Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	655 Broad Street 16th Floor Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Quant Solutions Mid-Cap Value Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	SPRAX	NCBVX	SDVRX	SPVZX	PMVEX	PMVFX	PMVQX

CUSIP	74441L105	74441L303	74441L782	74441L709	74441L758	74441L741	74441L824

MF202E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this      Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not      applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not      applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not

      applicable.

Item 13 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 14 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002– Attached hereto as Exhibit EX-99.CERT.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of     1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 10

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 17, 2024